Summary of Significant Accounting Policies - Cash and Cash Equivalents and Restricted Cash (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019
Restricted Cash and Cash Equivalents Items [Line Items]
Cash account with FDIC amount	$ 900,669
Exceeded the FDIC limit	650,699	$ 0	$ 1,027,534
Security deposits	71,022	54,119	83,393
Escrow deposits	719,588	406,401	966,798
Capital property reserves	2,002,762	2,571,325	584,540
Hampton Inn Property
Restricted Cash and Cash Equivalents Items [Line Items]
Capital property reserves	1,601,809	2,206,099	82,693
Funds Released From Capital Property Reserves	604,290	0
Franklin Square Property
Restricted Cash and Cash Equivalents Items [Line Items]
Capital property reserves	400,953	365,226	451,847
Funds Released From Capital Property Reserves	64,944	$ 0
Clemson Best Western Property
Restricted Cash and Cash Equivalents Items [Line Items]
Capital property reserves	$ 0		$ 50,000